Note 21 - Liabilities From Disposable Groups (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liabilities Line Item
Financial Liabilites Held For Trading USA Statement	€ 97,916,000	€ 93,568,000	€ 114,404,000
Usa Statment Financial Liabilities Amortized Cost	73,131,596,000	70,438,213,000	66,635,191,000
Derivatives Hedge Accounting Liabilities USA Statement	2,114,000	10,950,000	20,809,000
Provisions USA Statement	156,716,000	185,771,000	172,393,000
Tax Liabilities USA Statement	201,180,000	86,757,000	248,584,000
Other Liabilities USA Statement	492,211,000	463,786,000	497,040,000
Total Liabilities USA Statement	€ 74,081,733,000	€ 71,279,045,000	€ 67,688,421,000